UNITED STATES
                                          SECURITIES AND EXCHANGE COMMISSION
                                                Washington, D.C. 20549

                                                       Form 13F

                                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number: ________
     This Amendment (Check only one.):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Portland Global Advisors, LLC
Address:	217 Commercial Street
		Portland, ME 04101

Form 13F File Number: 028-14055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:		Derek Jaskulski
Title:		Principal
Phone:		207-773-2773

Signature, Place, and Date of Signing:


     /s/ Derek Jaskulski          Portland, Maine          11/2/11


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:	None.

                                             FORM 13 F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	    0

Form 13F Information Table Entry Total:	    1,981,022


Form 13F Information Table Value Total:	    $90,463 (in thousands)


List of Other Included Managers:	    None.

                                             FORM 13F INFORMATION TABLE
                                             As of September 30, 2011




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allergan Inc                   COM              018490102      823     9991 SH       Sole                                       9991
AmBev (preferred)ADR           COM              20441W203      733    23925 SH       Sole                                      23925
American Movil ADR             COM              02364W105     1583    71709 SH       Sole                                      71709
Amgen Inc                      COM              031162100      635    11552 SH       Sole                                      11552
Apple Computer                 COM              037833100      594     1557 SH       Sole                                       1557
BHP Billiton Ltd.              COM              088606108      385     5800 SH       Sole                                       5800
Bank of New York Mellon        COM              064058100      807    43423 SH       Sole                                      43423
Becton Dickinson Co.           COM              075887109      743    10135 SH       Sole                                      10135
Berkshire Hathaway Inc Cl A    COM              084670108      320        3 SH       Sole                                          3
CNOOC ADR                      COM              126132109      628     3915 SH       Sole                                       3915
Canon Inc. (JPY) ADR           COM              138006309      487    10752 SH       Sole                                      10752
Check Point Software (ISR)     COM              M22465104      485     9195 SH       Sole                                       9195
China Life Insurance Co.       COM              16939P106      879    24742 SH       Sole                                      24742
Church & Dwight                COM              171340102     1742    39403 SH       Sole                                      39403
CocaCola Femsa (Mex)           COM              191241108      912    10282 SH       Sole                                      10282
DJ Select Dividend Index       COM              464287168     3624    75119 SH       Sole                                      75119
Diageo PLC                     COM              25243Q205     1123    14790 SH       Sole                                      14790
EMC Corp Com                   COM              268648102      332    15820 SH       Sole                                      15820
Exxon Corp                     COM              30231G102      635     8743 SH       Sole                                       8743
FedEx Corp.                    COM              31428X106     1064    15720 SH       Sole                                      15720
Fifth Third Bancorp            COM              316773100      239    23678 SH       Sole                                      23678
General Electric               COM              369604103      616    40451 SH       Sole                                      40451
General Mills                  COM              370334104      349     9060 SH       Sole                                       9060
HSBC Hldgs (UK)                COM              404280406      377     9911 SH       Sole                                       9911
Hasbro Corp                    COM              418056107      849    26045 SH       Sole                                      26045
Hershey Foods Corp             COM              427866108      809    13650 SH       Sole                                      13650
ICICI Bank (India)             COM              45104G104     1006    28961 SH       Sole                                      28961
ITT Corp                       COM              450911102      764    18195 SH       Sole                                      18195
Intel                          COM              458140100      400    18756 SH       Sole                                      18756
International Business Machine COM              459200101      595     3404 SH       Sole                                       3404
Iron Mountain                  COM              462846106      692    21870 SH       Sole                                      21870
Johnson & Johnson              COM              478160104      405     6365 SH       Sole                                       6365
KLD Select Social Index Fund   COM              464288802      214     4275 SH       Sole                                       4275
Kellogg Co                     COM              487836108      259     4876 SH       Sole                                       4876
Li & Fung HK (new shares)      COM              g5485f169      295   173500 SH       Sole                                     173500
Manpower                       COM              56418H100      834    24813 SH       Sole                                      24813
McDonald's                     COM              580135101      738     8404 SH       Sole                                       8404
Merck & Co                     COM              58933y105      748    22885 SH       Sole                                      22885
Microsoft                      COM              594918104      814    32700 SH       Sole                                      32700
Mindray Medical Int'l          COM              602675100      561    23740 SH       Sole                                      23740
Minnesota Mining & MFG Co      COM              88579Y101      320     4451 SH       Sole                                       4451
Norfolk Southern               COM              655844108     1302    21337 SH       Sole                                      21337
Petrobras (Brazil)             COM              71654V408      208     9280 SH       Sole                                       9280
Pfizer                         COM              717081103      244    13788 SH       Sole                                      13788
Proctor & Gamble               COM              742718109      488     7723 SH       Sole                                       7723
S&P Mid Cap 400 ETF            COM              464287507     1229    15764 SH       Sole                                      15764
S&P MidCap 400                 COM              78467Y107     8053    56660 SH       Sole                                      56660
S&P Spyders                    COM              78462F103    13952   123309 SH       Sole                                     123309
Schlumberger                   COM              806857108      890    14908 SH       Sole                                      14908
Siemens ADR (Ger)              COM              826197501      906    10090 SH       Sole                                      10090
Smith & Nephew (UK) ADR        COM              83175M205     1029    23020 SH       Sole                                      23020
Soc Quimica y Minera de Chile  COM              833635105     1022    21372 SH       Sole                                      21372
St Jude Medical                COM              790849103      959    26492 SH       Sole                                      26492
Suncor Energy                  COM              867224107      864    33957 SH       Sole                                      33957
Teva Pharmaceutical (ISR)      COM              881624209     1238    33265 SH       Sole                                      33265
Texas Instruments              COM              882508104     1214    45558 SH       Sole                                      45558
Total Market Viper             COM              922908769     7336   127100 SH       Sole                                     127100
US Bancorp                     COM              902973304      749    31815 SH       Sole                                      31815
Vanguard All-World ex-US ETF   COM              922042775     2382    61530 SH       Sole                                      61530
Vanguard Emerging Markets ETF  COM              922042858     3292    91890 SH       Sole                                      91890
Vina Concha Y Toro (CHL)       COM              927191106      401    10999 SH       Sole                                      10999
Wisdom Tree EMG Small Cap      COM              97717W281      447    11570 SH       Sole                                      11570
i Shares MSCI Emerging Markets COM              464287234     3736   106461 SH       Sole                                     106461
iShares MSCI EAFE Index        COM              464287465     4763    99680 SH       Sole                                      99680
iShares Russell 2000           COM              464287655     2606    40530 SH       Sole                                      40530
iShares Russell Microcap       COM              464288869      480    12200 SH       Sole                                      12200
iShares S&P 500 Growth Index   COM              464287309      255     4158 SH       Sole                                       4158
					  	   TOTAL:  $90,463    1,981,022